Long-term Borrowings, Capital Lease Obligations and License Agreements	12 Months Ended
Dec. 31, 2018
Long-term Borrowings, Capital Lease Obligations and License Agreements
Long-Term Borrowings, Capital Lease Obligations and License Agreements

Note 12 Long-term Borrowings, Capital Lease Obligations and License Agreements

Long-term debt as of December 31, 2018 and 2017 consists of:

(in thousands)	December 31, 2018	December 31, 2017
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs	$746,430	745,000
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs	743,734	743,042
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs	545,647	544,780
4.000% Senior Notes due June 1, 2023 (5 year tranche), net of discount and debt issuance costs	545,801	-
4.450% Senior Notes due June 1, 2028 (10 year tranche), net of discount and debt issuance costs	445,439	-
LIBOR + 1.300%, unsecured revolving loan, due April 23, 2023, with monthly interest payments on outstanding balances	805,000	-
3.760% note payable due March 20, 2020, with monthly interest and principal payments	16,450	-
3.600% note payable due December 20, 2020, with monthly interest and principal payments	15,700	-
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs	-	549,532
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	-	368,645
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	-	200,000
Total debt	3,864,201	3,150,999
Less current portion	(20,807)	(559,050)
Noncurrent portion of long-term debt	$3,843,394	2,591,949

[1]

As of December 31, 2018 and 2017, the estimated fair values of the Company’s Senior Notes totaled $3.0 billion and $2.7 billion, respectively. The estimated fair values of the Company’s Senior Notes were based on quoted prices in an active market and are considered to be Level 1 measurements.

Interest expense for the years ended December 31, 2018, 2017 and 2016 was $163.4 million, $118.2 million and $115.4 million, respectively.

Senior Notes

On May 11, 2018, TSYS closed its sale (the “Transaction”) of $550 million aggregate principal amount of 4.000% Senior Notes due 2023 and $450 million aggregate principal amount of 4.450% Senior Notes due 2028 (collectively, the “Notes”) pursuant to an underwriting agreement, dated May 9, 2018 (the “Underwriting Agreement”), with Merrill Lynch, Pierce, Fenner & Smith Incorporated and J.P. Morgan Securities LLC (the “Underwriters”). The Company used the net proceeds of the Transaction to repay (i) all of its outstanding 2.375% Senior Notes due June 1, 2018 at maturity, (ii) all of its remaining outstanding indebtedness under that certain credit agreement dated January 10, 2018, (iii) with any remaining amounts, a portion of the $1.34 billion outstanding under that certain Credit Agreement dated April 23, 2018, among the Company and Bank of America, N.A. The Notes were issued pursuant to a Senior Indenture, dated as of March 17, 2016, between the Company and Regions Bank, as trustee. The balance as of December 31, 2018 was $545.8 million net of discount and debt issuance costs for the Senior Notes due June 1, 2023 and $445.4 million net of discount and debt issuance costs for the Senior Notes due June 1, 2028.

On March 17, 2016, the Company closed its sale of $750 million aggregate principal amount of 3.800% Senior Notes due 2021 and $750 million aggregate principal amount of 4.800% Senior Notes due 2026 (collectively, the “2016 Notes”). The Company used the net proceeds of the transaction to pay a portion of the approximately $2.35 billion purchase price of the Company’s acquisition of TransFirst and related fees and expenses. The 2016 Notes were issued pursuant to a Senior Indenture, dated as of March 17, 2016, between the Company and Regions Bank, as trustee. The balance as of December 31, 2018 was $746.4 million net of discount and debt issuance costs for the Senior Notes due April 1, 2021 and $743.7 million net of discount and debt issuance costs for the Senior Notes due April 1, 2026.

In May 2013, the Company closed its issuance of $550.0 million aggregate principal amount of 2.375% Senior Notes due 2018 and $550.0 million aggregate principal amount of 3.750% Senior Notes due 2023 (collectively, the “2013 Notes”) pursuant to an Underwriting Agreement with J.P. Morgan Securities LLC. The Company used the net proceeds of the transaction to pay a portion of the $1.4 billion purchase price of the Company’s acquisition of Netspend and related fees and expenses. The 2013 Notes were issued pursuant to an Indenture dated as of May 22, 2013 between the Company and Wells Fargo Bank, National Association, as trustee. As of December 31, 2018 there was no outstanding balance for the Senior Notes due June 1, 2018 and a balance of $545.6 million net of discount and debt issuance costs for the Senior Notes due June 1, 2023.

Senior Credit Facility and Other Borrowings

On April 23, 2018, TSYS entered into a Credit Agreement with Bank of America, N.A. The Credit Agreement provides the Company with a $1.75 billion five-year revolving senior credit facility, which includes a $50 million sub-facility for the issuance of standby letters of credit.

The Credit Agreement was used to repay (i) in full, borrowings under that certain Credit Agreement dated February 23, 2016, among the Company, JPMorgan Chase Bank, N.A. and (ii) in part, borrowings under that certain Credit Agreement dated January 10, 2018, among the Company and Bank of America as administrative agent and the lenders party thereto, as amended.

Borrowings under the Credit Agreement will accrue interest at either the base rate (as defined in the Credit Agreement) or the London Interbank Offered Rate (“LIBOR”), in each case plus a margin based on the Company’s corporate credit ratings. Additionally, a facility fee of 0.2% is assessed on the entire revolver.

The Credit Agreement contains customary covenants regarding, among other matters, the maintenance of insurance, the preservation and maintenance of the Company’s corporate existence, material compliance with laws and the payment of taxes and other material obligations. The Credit Agreement also contains financial covenants including (i) a minimum consolidated fixed charge coverage ratio (the “Minimum Fixed Charge Coverage Ratio”) of 2.5 to 1.0 and (ii) a maximum consolidated leverage ratio (“Maximum Leverage Ratio”) (x) of 4.00 to 1.0, for the fiscal quarter ending June 30, 2018, (y) of 3.75 to 1.0, for each of the fiscal quarters ending September 30, 2018, December 31, 2018 and March 31, 2019, and (z) of 3.50 to 1.0, for any fiscal quarter ending thereafter. The Company was in compliance with all applicable financial covenants as of December 31, 2018. As of December 31, 2018, the outstanding balance on the Company’s revolving credit facility was $805.0 million.

On January 10, 2018, TSYS entered into a credit agreement with Bank of America, N.A. The credit agreement provides the Company with a $450 million two-year term loan facility (“Term Loan Facility”). The Term Loan Facility was used to finance, in part, the Company’s acquisition of Cayan.

Borrowings under the credit agreement will accrue interest at the base rate (as defined in the Credit Agreement) or LIBOR, in each case plus a margin based on the Company’s corporate credit ratings. The applicable margin for loans bearing interest based on LIBOR ranges from 1.000% to 1.750%. The applicable margin for loans bearing interest based on the base rate ranges from 0.000% to 0.750%.

The credit agreement contains customary covenants regarding, among other matters, the maintenance of insurance, the preservation and maintenance of the Company’s corporate existence, material compliance with laws and the payment of taxes and other material obligations. The credit agreement also contains financial covenants requiring the maintenance as of the end of each fiscal quarter of (i) a minimum fixed charge coverage ratio of 2.5 to 1.0 and (ii) a maximum consolidated leverage ratio of 3.5 to 1.0, which may be increased upon the occurrence of certain events. As discussed above, the remaining balance of the Term Loan Facility was paid off in May 2018.

On February 23, 2016, the Company entered into the 2016 Credit Agreement with JPMorgan Chase Bank, N.A. The 2016 Credit Agreement provided the Company with a $700 million five-year term loan facility (the “Term Loan Facility”) consisting of (i) a $300 million term loan (the “Refinancing Term Loan”) funded upon entry into the 2016 Credit Agreement and (ii) the Delayed Draw Term Loan. The 2016 Credit Agreement also provided the Company with the Revolving Loan Facility, which includes a $50 million sub-facility for the issuance of standby letters of credit. As of December 31, 2018, there was no remaining balance on the Term Loan Facility.

Borrowings under the 2016 Credit Agreement will accrue interest at the base rate (as defined in the 2016 Credit Agreement) or LIBOR, in each case plus a margin that is set based on the Company’s corporate credit ratings. The applicable margin for loans bearing interest based on LIBOR ranges from 0.900% to 1.500% for revolving loans and 1.000% to 1.750% for term loans. The applicable margin for loans bearing interest based on the base rate ranges from 0.000% to 0.500% for revolving loans and 0.000% to 0.750% for term loans. In addition, the Company will pay the lenders a facility fee ranging from 0.100% to 0.250% per annum, depending on the Company’s corporate credit ratings, on the commitments under the Revolving Loan Facility (regardless of usages) and the undrawn commitment amount in respect of the Delayed Draw Term Loan. Based on the Company’s current corporate credit ratings, (i) the applicable margin for loans accruing interest at the base rate is 0.500% for term loans and 0.300% for revolving loans and (ii) the applicable margin for loans accruing interest at LIBOR is 1.500% for term loans and 1.300% for revolving loans. The 2016 Credit Agreement contains customary covenants regarding, among other matters, the maintenance of insurance, the preservation and maintenance of the Company’s corporate existence, material compliance with laws and the payment of taxes and other material obligations. As of December 31, 2018, the 2016 Credit Agreement no longer exists as it was replaced by the April 23, 2018 Credit Agreement.

The Refinancing Term Loan was used to repay in full the Company’s outstanding loans and other obligations under that certain credit agreement, dated as of September 10, 2012. The Delayed Draw Term Loan was used to finance, in part, the TransFirst acquisition and related transactions. The Revolving Loan Facility is available for draws for purposes of working capital and other general corporate purposes, including to finance, in part, the acquisition and related transactions. The creditor group of the modified debt remained consistent before and after the debt was amended.

Debt Covenants

The 2018 Credit Agreement also contains various affirmative and negative covenants, including those that create limitations on the Company’s:

•	creation of liens;
•	merging or selling assets unless certain conditions are met; and
•	entering into sale/leaseback transactions.

The 2013, 2016 and 2018 Notes also contain a provision that requires the Company to repurchase all or any portion of a holder’s notes, at the holder’s option, if a Change in Control Repurchase Event occurs, as defined in the Prospectus Supplements for the 2013, 2016, and 2018 Notes offerings.

Annual Principal Payments on Long-term Debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2018 are summarized as follows:

(in thousands)
2019	$20,807
2020	11,342
2021	750,000
2022	-
2023	1,905,000

Capital Lease Obligations and License Agreements

Capital lease obligations and license agreements as of December 31, 2018 and 2017 consist of:

(in thousands)	2018	2017
Capital lease obligations	$37,177	37,950
License agreements	17,288	4,865
Total capital lease obligations and license agreements	54,465	42,815
Less current portion	(8,318)	(6,762)
Noncurrent portion of capital leases and license agreements	$46,147	36,053

The Company acquires various computer equipment, software, machinery and equipment and furniture and fixtures under capital lease obligations and license agreements. Refer to Notes 7, 8 and 22 for more information. The capital lease and license agreements obligations have various payment terms for each capital lease obligation, including single payment leases, monthly, quarterly and annually. The lease terms for the equipment and software range from one to six years.

The future minimum lease payments under capital leases and license agreements as of December 31, 2018 are summarized as follows:

(in thousands)	Capital Leases	License Agreements
2019	$7,393	2,939
2020	7,319	13,778
2021	7,085	1,390
2022	7,051	39
2023	6,658	-
Thereafter	6,868	-
Total minimum lease payments	42,374	18,146
Less amount representing interest	(5,197)	(858)
Principal minimum lease payments	$37,177	17,288